Operating expenses - Disclosure of Research And Development Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Purchases, sub-contracting and other expenses	€ (26,380)	€ (20,415)	€ (19,562)
Payroll costs (including share-based payments)	(10,721)	(10,868)	(9,605)
Depreciation, amortization, and provision expenses	(1,295)	(1,353)	(1,211)
Research and development expenses	€ (38,396)	€ (32,636)	€ (30,378)